REVENUE - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Liability
Revenue recognized	¥ 800	¥ 686